Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property and equipment as of December 31, 2019 and 2018 consists of the following (in thousands except years):

	As of December 31,		Estimated Useful Life (in years)
	2019	2018
Machinery and equipment	$14,892	$14,551	5
Computer equipment and software	876	787	3
Furniture and fixtures	186	185	7
Leasehold improvements (1)	4,954	4,952	7
Construction in progress	6	263
Property and equipment	20,914	20,738
Less: accumulated depreciation and amortization	(19,144)	(18,606)
Property and equipment, net	$1,770	$2,132
(1) Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the related remaining lease term.